First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
SENIOR LOANS (a) - 107.0%

Advertising - 2.4%
MH Sub I / Indigo / WebMD Health (fka Micro holdings / Internet Brands), 2020 June New Term Loan - First Lien
(ICE LIBOR USD 1 month + 3.75%, 1.00% Floor), 8.59%, 9/13/2024	2,984,655	2,941,288
New Insight Holdings Inc. (Research Now), Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.50%, 1.00% Floor), 10.31%, 12/20/2024	4,918,286	3,772,104
WH Borrower, LLC (aka WHP Global), Incremental TL B - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.16%, 2/15/2027	2,000,000	1,965,000
WH Borrower, LLC (aka WHP Global), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.16%, 2/15/2027	2,977,500	2,910,506
		11,588,898
Aerospace & Defense - 1.2%
HDT Holdco, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.75%, 0.75% Floor), 10.59%, 7/8/2027	2,772,152	1,724,278
MAG DS Corp., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%), 10.50%, 4/1/2027‡ (b)(c)	1,615,951	1,486,675
New Constellis Borrower LLC, Term B Loan - First Lien
(ICE LIBOR USD 1 month + 7.50%, 1.00% Floor), 12.34%, 3/27/2024‡	2,949,748	2,479,632
		5,690,585
Agricultural & Farm Machinery - 0.2%
Hydrofarm Holdings Group, Inc., Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.50%, 1.00% Floor), 10.35%, 10/25/2028‡ (b)(c)	1,206,725	1,067,952

Air Freight & Logistics - 1.3%
LaserShip, Inc., Initial Loan - Second Lien
(ICE LIBOR USD 3 month + 7.50%, 0.75% Floor), 12.66%, 5/7/2029‡	4,000,000	2,620,000
Omni Intermediate Holdings, LLC (Omni Logistics), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 10.04%, 12/30/2026‡ (b)(c)	3,459,398	3,407,507
		6,027,507
Airlines - 1.6%
AAdvantage Loyalty IP Ltd., Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 4.75%, 0.75% Floor), 9.56%, 4/20/2028	5,000,000	5,084,725
American Airlines, Term Loan - First Lien
(SOFR 3 month + 2.75%), 7.98%, 2/6/2028	2,655,701	2,600,927
		7,685,652
Alternative Carriers - 0.8%
Zayo Group Holdings, Inc., 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.50% Floor), 9.06%, 3/9/2027	4,987,406	3,969,975

Apparel, Accessories & Luxury Goods - 1.3%
Outerstuff LLC, Closing Date Loan - First Lien
(ICE LIBOR USD 3 month + 5.00%, 1.00% Floor), 10.16%, 12/31/2023	6,879,215	6,076,652

Application Software - 7.7%
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 10.58%, 7/22/2029‡ (b)(d)	2,695,652	2,628,280
AppHub LLC, Delayed Draw Tem Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.17%, 9/29/2028‡ (b)(d)	166,285	163,374
AppHub LLC, Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 10.01%, 9/29/2028‡ (b)(c)(d)	2,675,011	2,628,190
Apryse Software Corp. (PDFTron Systems Inc.), 2022-1 Incremental Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.31%, 7/15/2027‡ (b)(c)(d)	3,473,750	3,421,668
Apryse Software Corp. (PDFTron Systems Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.31%, 7/15/2027‡ (b)(c)(d)	357,991	352,623

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Apryse Software Corp. (PDFTron Systems Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.31%, 7/15/2027‡ (b)(c)(d)	1,108,237	1,091,622
Certify, Inc., 2022 Incremental Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.50%, 1.00% Floor), 10.34%, 2/28/2024‡ (b)(d)	1,000,000	1,000,016
Certify, Inc., 2022 Incremental Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.50%, 1.00% Floor), 10.34%, 2/28/2024‡ (b)(c)(d)	1,000,000	1,000,016
Cloud Software Group, Inc. (TIBCO Software), Dollar Term B Loan - First Lien
(SOFR 3 month + 4.50%, 0.50% Floor), 9.50%, 3/30/2029 (e)	3,000,000	2,737,500
Great Dane Merger Sub Inc. (CommerceHub), Initial Term Loan - Second Lien
(SOFR 6 month + 7.00%), 11.78%, 12/29/2028	5,000,000	4,115,000
Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories), Initial Dollar Term Loan - First Lien
(ICE LIBOR USD 1 month + 4.00%, 0.75% Floor), 8.70%, 12/1/2027 (e)	3,000,000	2,961,795
Help/Systems Holdings, Inc., Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.78%, 11/19/2026	2,992,288	2,677,350
OPE Inmar Acquisitions Inc. (Inmar), Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 4.00%, 1.00% Floor), 8.93%, 5/1/2024	2,992,064	2,876,600
Precisely (Pearl Debt Merger Sub 1 Inc.), Third Amendment Term Loan - First Lien
(ICE LIBOR USD 3 month + 4.00%, 0.75% Floor), 8.82%, 4/24/2028	1,989,924	1,776,008
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.16%, 11/17/2028‡ (b)(c)(d)	3,304,219	3,254,513
TMA Buyer, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 7.25%, 1.00% Floor), 12.16%, 9/30/2027‡ (b)(d)	147,457	137,142
TMA Buyer, LLC, Term Loan - First Lien
(SOFR 3 month + 7.25%, 1.00% Floor), 12.30%, 9/30/2027‡ (b)(c)(d)	1,238,994	1,152,322
Veracode (Mitnick Corporate Purchaser Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 9.53%, 5/2/2029	2,985,000	2,820,825
		36,794,844
Asset Management & Custody Banks - 2.0%
ABC Financials (Project Accelerate Parent LLC), Term Loan - First Lien
(ICE LIBOR USD 1 month + 4.25%, 1.00% Floor), 9.09%, 1/2/2025‡	994,764	963,678
Doxa Insurance Holdings LLC, Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.25%, 1.00% Floor), 10.98%, 12/4/2026‡ (b)(c)(d)	2,871,025	2,813,604
Oak Point Partners, LLC, Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.25%, 1.00% Floor), 10.10%, 12/1/2027‡ (b)(c)(d)	2,779,807	2,752,129
Orion Group Holdco, LLC, First Amendment Incremental Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.13%, 3/19/2027‡ (b)(d)	681,303	667,648
Orion Group Holdco, LLC, First Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.16%, 3/19/2027‡ (b)(c)(d)	2,175,698	2,132,090
		9,329,149
Auto Parts & Equipment - 0.9%
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan Commitment - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.04%, 12/19/2025‡ (b)(c)(d)	1,422,893	1,415,840
Power Stop, LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 4.75%, 0.50% Floor), 9.59%, 1/26/2029	3,960,000	2,857,813
		4,273,653

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Automotive Retail - 2.1%
Rising Tide Holdings, Inc., FILO Term Loan - First Lien
(SOFR 3 month + 9.00%, 3.00% Floor), 13.82%, 6/1/2026‡ (d)	10,000,000	9,775,000

Brewers - 0.3%
City Brewing Company, LLC, Closing Date Term Loan - First Lien
(ICE LIBOR USD 3 month + 3.50%, 0.75% Floor), 8.33%, 4/5/2028	2,877,365	1,216,723

Broadcasting - 0.7%
A-L Parent LLC (Learfield), Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 3.25%, 1.00% Floor), 8.10%, 12/1/2023	1,968,504	1,393,642
Allen Media, LLC, Initial Term Loan (2021) - First Lien
(SOFR 3 month + 5.50%), 10.55%, 2/10/2027	1,979,589	1,751,936
		3,145,578
Casinos & Gaming - 1.3%
888 Acquisitions Limited, Facility B (USD) - First Lien
(SOFR 6 month + 5.25%, 0.50% Floor), 9.93%, 7/3/2028	997,826	843,787
Caesars Entertainment Inc., 2023 Incremental Term B Loan - First Lien
(SOFR 1 month + 3.25%), 8.24%, 2/6/2030	1,000,000	996,665
Golden Nugget, Inc., Initial B Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 8.81%, 1/27/2029	248,744	245,465
J&J Ventures Gaming, LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 4.00%, 0.75% Floor), 9.16%, 4/26/2028	3,023,523	2,937,232
Jack Ohio Finance (Jack Entertainment), Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 4.75%, 0.75% Floor), 9.59%, 10/4/2028‡	994,638	957,339
		5,980,488
Commercial Printing - 0.9%
Anthology / Blackboard (Astra AcquisitionCorp.; BruinMergerCoInc.), Term B Loan - First Lien
(ICE LIBOR USD 1 month + 5.25%, 0.50% Floor), 10.09%, 10/25/2028 (c)	5,000,000	4,340,650
		4,340,650
Commodity Chemicals - 0.9%
A&A Global Imports, LLC, Revolving Loan - First Lien
(ICE LIBOR USD 1 month + 6.00%, 1.00% Floor), 10.84%, 6/1/2026‡ (b)(d)	21,133	18,808
A&A Global Imports, LLC, Term Loan - First Lien
(ICE LIBOR USD 1 month + 6.00%, 1.00% Floor), 10.84%, 6/1/2026‡ (b)(c)(d)	1,753,057	1,560,221
USALCO, LLC, Term Loan A - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.16%, 10/19/2027‡ (b)(c)(d)	2,962,500	2,888,364
		4,467,393
Communications Equipment - 1.0%
SonicWALL Inc., Term Loan - Second Lien
(ICE LIBOR USD 3 month + 7.50%), 12.46%, 5/18/2026	5,140,000	4,794,669

Construction Machinery & Heavy Trucks - 0.6%
AI Mistral Luxembourg Subco Sarl (V. Group), 2022 Extended Term B Loan - First Lien
(SOFR 1 month + 6.00%), 10.81%, 9/30/2025	2,992,042	2,995,782

Construction Materials - 1.0%
Foley Products Co. LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 9.80%, 12/29/2028	4,807,297	4,769,224

Construction & Engineering - 1.1%
Amentum Government Services Holdings LLC (AECOM Technology Corp.), Tranche 2 Term Loan - Second Lien
(SOFR 3 month + 7.50%, 0.75% Floor), 12.68%, 2/15/2030	2,000,000	1,872,500

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Amentum Government Services Holdings LLC (AECOM Technology Corp.), Tranche 3 Term Loan - First Lien
(SOFR 3 month + 4.00%, 0.50% Floor), 8.91%, 2/15/2029	1,985,000	1,945,300
TriStrux, LLC, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.16%, 12/23/2026‡ (b)(d)	320,139	312,943
TriStrux, LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 10.73%, 12/23/2026‡ (b)(c)(d)	914,961	894,394
TriStrux, LLC, Revolving Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.16%, 12/23/2026‡ (b)(d)	163,555	159,878
		5,185,015
Consumer Finance - 0.2%
Riveron Acquisition Holdings, Inc., Fifth Amendment Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.75%, 1.00% Floor), 10.48%, 5/22/2025‡ (b)(c)(d)	398,088	398,101
Riveron Acquisition Holdings, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.75%, 1.00% Floor), 10.48%, 5/22/2025‡ (b)(c)(d)	501,450	501,467
		899,568
Distributors - 0.7%
Highline Aftermarket Acquisition, LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 4.50%, 0.75% Floor), 9.34%, 11/9/2027	940,179	904,142
Project Castle, Inc. (Material Handling Systems Inc./MHS/Deliver Buyer), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.09%, 6/1/2029 (c)	2,985,000	2,555,906
		3,460,048
Diversified Capital Markets - 0.3%
Reich & Tang Deposits Network, First Amendment Term Loan - First Lien
(SOFR 6 month + 5.00%), 9.69%, 12/31/2027‡ (b)(c)(d)	647,283	647,282
Reich & Tang Deposits Network, Term A Loan - First Lien
(SOFR 6 month + 5.00%, 1.00% Floor), 10.11%, 12/31/2027‡ (b)(c)(d)	921,667	921,667
		1,568,949
Diversified Chemicals - 0.6%
AgroFresh Inc. (Project Cloud Holdings), Delayed Draw Term Loan - First Lien
3/31/2029‡ (d)(e)	254,237	246,610
AgroFresh Inc. (Project Cloud Holdings), Revolver - First Lien
3/30/2029‡ (d)(e)	203,390	197,288
AgroFresh Inc. (Project Cloud Holdings), Unitranche Term Loan - First Lien
3/31/2029‡ (d)(e)	2,542,373	2,466,102
		2,910,000
Diversified Metals & Mining - 0.1%
Form Technologies (Dynacast), Last Out Term Loan - First Lien
(ICE LIBOR USD 3 month + 9.00%, 1.00% Floor), 13.96%, 10/22/2025 (c)	286,392	218,374
Form Technologies (Dynacast), Term B Loan - First Lien
(ICE LIBOR USD 3 month + 4.50%, 1.00% Floor), 9.46%, 7/22/2025 (c)	325,954	298,248
		516,622
Diversified Support Services - 1.3%
Archer Systems, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.05%, 8/11/2027‡ (b)(c)(d)	6,317,500	6,254,609

Education Services - 0.3%
American Public Education, Term Loan B - First Lien
(ICE LIBOR USD 1 month + 5.50%, 0.75% Floor), 10.16%, 3/29/2027‡	1,719,711	1,625,127

Electronic Equipment & Instruments - 1.1%
VeriFone Systems, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 4.00%), 8.96%, 8/20/2025	6,006,371	5,173,738

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Electronic Manufacturing Services - 1.3%
Creation Technologies Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.50%, 0.50% Floor), 10.28%, 10/5/2028	3,000,000	2,591,250
Natel Engineering Co. Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 6.25%, 1.00% Floor), 11.11%, 4/30/2026‡ (c)	3,932,892	3,500,274
		6,091,524
Environmental & Facilities Services - 0.3%
OWL Landfill Services, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.75%, 1.00% Floor), 10.91%, 6/30/2026‡ (b)(d)	1,387,059	1,387,020

Health Care Facilities - 0.6%
ConvenientMD (CMD Intermediate Holdings, Inc.), Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.00%, 1.00% Floor), 9.94%, 6/9/2027‡ (b)(d)	328,125	319,922
ConvenientMD (CMD Intermediate Holdings, Inc.), Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.00%, 1.00% Floor), 10.16%, 6/9/2027‡ (b)(c)(d)	1,719,375	1,676,387
Quorum Health Resources (QHR), Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 10.63%, 5/28/2027‡ (b)(c)(d)	1,062,472	1,035,962
		3,032,271
Health Care Services - 10.5%
Anne Arundel Dermatology Management, LLC, DDTL A - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.98%, 10/16/2025‡ (b)(c)(d)	114,923	112,338
Anne Arundel Dermatology Management, LLC, DDTL B - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.15%, 10/16/2025‡ (b)(c)(d)	194,665	190,287
Anne Arundel Dermatology Management, LLC, DDTL C - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.07%, 10/16/2025‡ (b)(d)	491,000	479,958
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.25%, 1.00% Floor), 9.98%, 10/16/2025‡ (b)(c)(d)	1,896,467	1,853,817
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.16%, 9/29/2028‡ (b)(c)(d)	2,936,320	2,892,399
Boston Clincial Trials LLC (Alcanza Clinical Research), Incremental Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.25%), 10.40%, 12/15/2027‡ (b)(c)(d)	3,664,453	3,572,864
Boston Clincial Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.25%, 1.00% Floor), 10.40%, 12/20/2027‡ (b)(c)(d)	745,313	726,684
CC Amulet Management, LLC (Children’s Choice), Revolving Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.20%, 8/31/2026‡ (b)(d)	41,195	40,269
CC Amulet Management, LLC (Children’s Choice), Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.25%, 1.00% Floor), 9.88%, 8/31/2027‡ (b)(c)(d)	1,692,532	1,654,488
Civitas Solutions Inc. (National Mentor Holding), Initial Term C Loan - First Lien
(ICE LIBOR USD 3 month + 3.75%, 0.75% Floor), 8.48%, 3/2/2028	81,404	62,659
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.75% Floor), 8.68%, 3/2/2028	2,860,769	2,202,005
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan - Second Lien
(ICE LIBOR USD 3 month + 7.25%, 0.75% Floor), 11.98%, 3/2/2029	5,000,000	3,012,500
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.25%, 9/16/2027‡ (b)(c)(d)	859,346	844,287

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Community Based Care Acquisition, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.25%, 9/16/2027‡ (b)(c)(d)	2,234,268	2,195,115
Community Based Care Acquisition, Inc., Revolving Credit Loan - First Lien
(PRIME 3 month + 4.25%), 12.25%, 9/16/2027‡ (b)(d)	109,756	107,833
Endo1 Partners, Seventh Amendment DDTL - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.31%, 3/24/2026‡ (b)(d)	7,942,857	7,824,031
Endo1 Partners, Third Amendment DDTL - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.31%, 3/24/2026‡ (b)(c)(d)	1,970,271	1,940,796
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.50% Floor), 10.64%, 6/28/2029‡ (b)	4,100,756	3,875,214
IPM MSO Management, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.54%, 6/17/2026‡ (b)(c)(d)	827,434	825,403
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.54%, 6/17/2026‡ (b)(c)(d)	99,241	98,998
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.24%, 6/17/2026‡ (b)(c)(d)	227,265	226,707
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.25%), 10.15%, 12/6/2027‡ (b)(d)	584,078	578,238
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.05%, 12/6/2027‡ (b)(c)(d)	1,743,261	1,725,828
Lighthouse Lab Services (LMSI Buyer, LLC), Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.00%, 1.00% Floor), 10.16%, 10/25/2027‡ (b)(c)(d)	1,936,798	1,820,532
Lighthouse Lab Services (LMSI Buyer, LLC), Revolving Credit Loan - First Lien
(ICE LIBOR USD 3 month + 5.00%, 1.00% Floor), 9.83%, 10/25/2027‡ (b)(d)	55,788	52,439
NAPA Management Services Corp., Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 0.75% Floor), 10.14%, 2/23/2029 (c)	3,960,000	2,885,850
NSM Top Holdings Corp. (National Seating & Mobility Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.25%), 10.16%, 11/16/2026	3,964,155	3,708,467
Point Quest Acquisition LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.91%, 8/14/2028‡ (b)(c)(d)	2,345,357	2,345,439
Point Quest Acquisition LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.32%, 8/14/2028‡ (b)(d)	380,952	380,966
Women’s Care Holdings, Inc., Initial Term Loan - Second Lien
(ICE LIBOR USD 3 month + 8.25%, 0.75% Floor), 13.08%, 1/12/2029‡ (c)	2,179,247	1,964,951
		50,201,362
Health Care Supplies - 1.1%
Lifescan Global Corporation, Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%), 11.18%, 10/1/2024 (c)	6,829,861	5,166,039
		5,166,039
Health Care Technology - 2.4%
AG Parent Holdings LLC (ArisGlobal), Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.00%), 9.84%, 7/31/2026‡ (c)	4,948,849	4,821,268
CT Technologies Intermediate Holdings, Inc. (HealthPort), 2021 Term Loan - First Lien
(ICE LIBOR USD 1 month + 4.25%, 0.75% Floor), 9.09%, 12/16/2025	2,992,366	2,860,747
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien
(ICE LIBOR USD 3 month + 3.75%, 1.00% Floor), 8.96%, 2/16/2024	3,109,764	2,352,925

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
nThrive, Inc. (fka Precyse Acquisition Corp.), Initial Loan - Second Lien
(ICE LIBOR USD 1 month + 6.75%, 0.50% Floor), 11.59%, 12/17/2029	2,000,000	1,263,340
		11,298,280
Heavy Electrical Equipment - 0.5%
Arcline FM Holding, LLC (Fairbanks), Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 4.75%, 0.75% Floor), 9.91%, 6/23/2028 (e)	2,462,500	2,356,317

Hotels, Resorts & Cruise Lines - 1.5%
Alpine X, 2nd Amendment Revovler - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.85%, 12/27/2027‡ (b)(d)	28,571	28,286
Alpine X, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.85%, 12/27/2027‡ (b)(d)	608,168	602,085
Alpine X, Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.85%, 12/27/2027‡ (b)(d)	60,876	60,267
Alpine X, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.85%, 12/27/2027‡ (b)(c)(d)	995,000	985,048
Alpine X, Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.85%, 12/27/2027‡ (b)(c)(d)	940,990	931,578
Mileage Plus Holdings Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.25%, 1.00% Floor), 10.20%, 6/21/2027	194,932	202,621
Stats, LLC (Peak Jersey Holdco Ltd), Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.25%), 10.13%, 7/10/2026 (c)	4,961,637	4,428,261
		7,238,146
Household Products - 0.4%
Lash Opco LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 7.00%, 1.00% Floor), 12.18%, 3/18/2026‡ (b)(c)(d)	1,903,849	1,846,749

Human Resource & Employment Services - 0.6%
Danforth Buyer, Inc., First Amendment Additional Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.56%, 12/9/2027‡ (b)(c)(d)	1,186,456	1,186,462
Danforth Buyer, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.32%, 12/9/2027‡ (b)(c)(d)	1,508,681	1,489,879
		2,676,341
Industrial Machinery - 1.4%
Engineered Machinery Holdings, Inc. (WP Deluxe Merger Sub Inc. (Duravant)), Incremental Amendment No. 2 Term Loan - Second Lien
(ICE LIBOR USD 3 month + 6.50%, 0.75% Floor), 11.66%, 5/21/2029‡	500,000	462,500
Restaurant Technologies, Inc. (Eagle Parent Corp.), Initial Term Loan - First Lien
(SOFR 3 month + 4.25%, 0.50% Floor), 8.83%, 4/2/2029	248,744	246,345
SPX Flow, Inc., Term Loan - First Lien
(SOFR 1 month + 4.50%, 0.50% Floor), 9.22%, 4/5/2029	5,998,016	5,739,381
		6,448,226
Insurance Brokers - 2.4%
Alliant Holdings Intermediate LLC (Alliant Holdings I LLC), Term Loan B5 - First Lien
(SOFR 1 month + 3.50%), 8.35%, 2/8/2027 (e)	489,661	485,321
Howden Group Holdings Ltd (HIG Finance), Incremental Term Loan - First Lien
3/24/2030 (e)	2,500,000	2,490,625
Newcleus, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.05%, 8/2/2026‡ (b)(c)(d)	1,197,237	1,113,439
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan - First Lien
(ICE LIBOR USD 6 month + 6.00%, 1.00% Floor), 11.15%, 12/2/2025‡ (b)(c)(d)	1,970,000	1,940,470
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.15%, 12/2/2025‡ (b)(c)(d)	774,295	762,688

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.15%, 12/2/2025‡ (b)(c)(d)	1,155,824	1,138,498
Socius Insurance Services, Inc., Closing Date Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.00%), 9.73%, 6/30/2027‡ (b)(c)(d)	1,206,579	1,194,513
Tricor, LLC, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.00%, 1.00% Floor), 9.88%, 10/22/2026‡ (b)(d)	363,813	353,808
Tricor, LLC, Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.50%, 1.00% Floor), 10.19%, 10/22/2026‡ (b)(c)(d)	1,914,588	1,861,934
		11,341,296
Integrated Telecommunication Services - 0.6%
Altice France SA (Numericable), Term Loan - First Lien
(SOFR 3 month + 5.50%), 10.33%, 8/31/2028	2,992,063	2,849,940

Interactive Media & Services - 1.1%
Ingenio LLC, First Amendment Term Loan - First Lien
(SOFR 1 month + 7.15%), 12.06%, 8/3/2026‡ (b)(c)(d)	3,998,273	3,918,307
Ingenio LLC, Term Loan - First Lien
(SOFR 3 month + 7.15%), 12.06%, 8/3/2026‡ (b)(c)(d)	1,290,923	1,265,105
		5,183,412
Internet & Direct Marketing Retail - 3.2%
Delivery Hero SE, Initial Dollar Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.50% Floor), 10.50%, 8/12/2027 (b)	3,970,000	3,903,502
Everlane, Inc., Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.17%, 3/31/2025‡ (b)(d)	3,750,000	3,675,000
Kobra International, LTD. (d/b/a Nicole Miller), Term Loan - First Lien
(ICE LIBOR USD 1 month + 7.00%, 1.00% Floor), 11.66%, 5/17/2025‡ (b)(d)	4,956,765	4,956,765
Sweetwater Borrower LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 4.25%, 0.75% Floor), 9.13%, 8/7/2028‡	2,745,828	2,608,537
		15,143,804
Internet Services & Infrastructure - 1.1%
Go Daddy Operating Company LLC (GD Finance Co, Inc.), Amendment No. 6 Term Loan - First Lien
(SOFR 1 month + 3.25%), 8.06%, 11/9/2029	2,992,500	2,994,535
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.50%), 10.37%, 11/16/2027‡ (b)(c)(d)	2,304,611	2,258,514
		5,253,049
Investment Banking & Brokerage - 0.2%
Aretec Group Inc. (Cetera Financial Group), Incremental Term Loan - First Lien
3/7/2030 (e)	1,000,000	986,880

IT Consulting & Other Services - 4.1%
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.04%, 11/5/2027‡ (b)(c)(d)	809,139	792,954
Alpine SG, LLC (ASG), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.83%, 11/5/2027‡ (b)(c)(d)	1,351,194	1,324,234
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.62%, 11/5/2027‡ (b)(c)(d)	708,496	694,359
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.13%, 11/5/2027‡ (b)(c)(d)	2,101,990	2,060,049
Asurion, LLC, New B-10 Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.91%, 8/19/2028	2,992,481	2,769,930
Automated Control Concepts, Inc., Revolving Credit Loan - First Lien
(ICE LIBOR USD 3 month + 6.50%, 1.00% Floor), 11.66%, 10/22/2026‡ (b)(d)	104,167	100,000

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Automated Control Concepts, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.50%, 1.00% Floor), 11.66%, 10/22/2026‡ (b)(c)(d)	2,270,729	2,179,896
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.75% Floor), 10.80%, 4/14/2028‡ (b)(d)	82,917	82,087
Eliassen Group, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.75% Floor), 10.09%, 4/14/2028‡ (b)(c)(d)	2,432,222	2,407,895
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.50%, 1.00% Floor), 11.45%, 7/1/2025‡ (b)(c)(d)	1,514,425	1,499,266
Park Place Technologies, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.91%, 11/10/2027 (c)	5,984,733	5,757,104
		19,667,774
Leisure Facilities - 0.7%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.06%, 7/27/2028‡ (b)(d)	198,451	195,470
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.83%, 7/27/2028‡ (b)(c)(d)	2,935,592	2,891,505
Bandon Fitness Texas, Inc., Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.10%, 7/27/2028‡ (b)(d)	147,297	145,085
		3,232,060
Leisure Products - 0.7%
Abe Investment Holdings, Inc. (Getty Images, Inc.), Initial Dollar Term Loan - First Lien
(SOFR 1 month + 4.50%), 9.41%, 2/19/2026	3,440,514	3,443,370

Life Sciences Tools & Services - 1.9%
Sequoia Consulting Group, LLC, Term Loan - First Lien
(ICE LIBOR USD 1 month + 6.75%, 1.00% Floor), 11.85%, 12/17/2026‡ (b)(c)(d)	4,331,193	4,233,845
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 - First Lien
(SOFR 3 month + 6.50%, 0.75% Floor), 11.53%, 4/28/2028‡ (b)(c)(d)	4,953,307	4,841,858
VCR Buyer, Inc. (Velocity Clinical Research), Revolver - First Lien
(SOFR 3 month + 6.50%, 0.75% Floor), 11.53%, 12/4/2028‡ (b)(d)	124,263	121,466
		9,197,169
Managed Health Care - 0.5%
Lighthouse Behavioral Health Solutions, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.69%, 3/28/2028‡ (b)(d)	315,992	312,834
Lighthouse Behavioral Health Solutions, Revolving Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.79%, 3/28/2028‡ (b)(d)	763,359	755,730
Lighthouse Behavioral Health Solutions, Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.91%, 3/28/2028‡ (b)(c)(d)	1,511,450	1,496,343
		2,564,907
Marine Ports & Services - 0.7%
Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), 2022 Term Facility - First Lien
(SOFR 3 month + 4.00%, 1.00% Floor, 1.00% PIK), 10.16%, 2/15/2024	4,198,069	3,377,955

Metal & Glass Containers - 1.4%
Canister International Group Inc., Initial Term Loan - First Lien
(SOFR 1 month + 4.75%), 9.66%, 12/21/2026	994,872	995,498
Pretium Packaging Holdings Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 4.00%, 0.50% Floor), 8.84%, 10/2/2028	2,992,424	2,405,161

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pretium Packaging Holdings Inc., Initial Term Loan - Second Lien
(ICE LIBOR USD 3 month + 6.75%, 0.50% Floor), 11.65%, 10/1/2029	2,868,534	1,840,050
Valcour Packaging (Mold-Rite Plastics), Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 3.75%, 0.50% Floor), 7.98%, 10/4/2028	1,934,346	1,592,615
		6,833,324
Movies & Entertainment - 1.4%
Creative Artists Agency, LLC, Term B Loan - First Lien
(SOFR 1 month + 3.50%), 8.31%, 11/27/2028 (e)	2,133,333	2,129,558
WildBrain Ltd. (DHX Media), Term Loan - B - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 9.17%, 3/24/2028 (c)	4,937,028	4,723,106
		6,852,664
Multi-Sector Holdings - 0.9%
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) - First Lien
(ICE LIBOR USD 3 month + 5.00%), 9.79%, 6/16/2025 (b)	4,562,500	4,372,381

Office Services & Supplies - 0.6%
Equiniti Group PLC (AST/Armor Holdco), Initial Dollar Term Loan - First Lien
(SOFR 6 month + 4.50%), 9.54%, 12/11/2028	2,984,887	2,981,156

Packaged Foods & Meats - 1.1%
Alpine US Bidco LLC (Aryzta North America) (Aspire Bakeries), Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.25%, 0.75% Floor), 9.96%, 5/3/2028	1,704,588	1,628,589
Bengal Debt Sub Merger LLC (Tropicana, Naked Juice), Initial Loan - Second Lien
(SOFR 3 month + 6.00%, 0.50% Floor), 11.00%, 1/24/2030	4,915,863	3,768,820
		5,397,409
Paper Packaging - 0.9%
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.01%, 12/17/2026‡ (b)(c)(d)	312,534	307,856
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 1 - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.01%, 12/17/2026‡ (b)(d)	330,833	325,880
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien
(ICE LIBOR USD 3 month + 6.50%), 11.39%, 12/17/2026‡ (b)(d)	133,333	131,994
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.50%, 1.00% Floor), 11.51%, 12/17/2026‡ (b)(c)(d)	995,000	985,005
Advanced Web Technologies (AWT), Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.01%, 12/17/2026‡ (b)(c)(d)	792,598	780,732
Golden West Packaging Group LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.25%, 0.75% Floor), 10.09%, 12/1/2027‡ (b)	1,950,000	1,901,250
		4,432,717
Paper Products - 1.0%
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%, 0.75% Floor), 10.83%, 12/29/2027‡ (b)(d)	4,950,000	4,850,906

Personal Products - 1.1%
Revlon Consumer Products Corporation, New SISO Term Loans - Second Lien
(PRIME 3 month + 4.75%), 12.75%, 5/7/2024‡ (d)	5,000,000	5,000,000

Pharmaceuticals - 1.9%
Alvogen Pharma US, Inc., June 2022 Loan - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 12.55%, 6/30/2025‡	3,714,987	3,269,188
ANI Pharmaceuticals, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 6.00%, 0.75% Floor), 10.84%, 11/19/2027	5,153,364	5,050,297

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Carestream Health, Inc. (aka Onex), Term Loan - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 12.50%, 9/30/2027 (c)	882,123	526,407
		8,845,892
Real Estate Services - 1.9%
Avison Young (Canada) Inc., Fifth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 7.00%), 11.76%, 1/31/2026‡	1,990,000	1,741,250
Avison Young (Canada) Inc., Term Loan B - First Lien
(SOFR 1 month + 5.75%), 10.48%, 1/31/2026 (c)	2,941,131	2,199,730
Hudson’s Bay Company ULC, Last Out Term Loan - Second Lien
(ICE LIBOR USD 1 month + 7.33%, 1.00% Floor), 12.26%, 9/30/2026‡ (b)(c)(d)	5,000,000	5,000,000
		8,940,980
Research & Consulting Services - 5.2%
Axiom Global Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 4.75%, 0.75% Floor), 9.46%, 10/1/2026‡ (b)(c)	2,954,198	2,854,494
Camin Cargo Control, Inc., Term Loan - First Lien
(ICE LIBOR USD 1 month + 6.50%, 1.00% Floor), 11.34%, 6/4/2026‡ (b)(d)	711,451	711,451
Eisner Advisory Group LLC, September 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 5.25%), 10.17%, 7/28/2028‡	2,992,481	2,996,222
Eisner Advisory Group LLC, Term B Loan - First Lien
7/28/2028‡ (e)	6,982,292	6,991,019
Evergreen Services Group II LLC (Cedar/Pine), Delayed Draw Term A Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.42%, 6/11/2027‡ (b)(d)	1,425,000	1,382,210
Evergreen Services Group II LLC (Cedar/Pine), Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 1 month + 6.50%, 1.00% Floor), 11.23%, 6/11/2027‡ (b)(d)	294,204	285,369
(SOFR 1 month + 6.50%, 1.00% Floor), 11.56%, 6/11/2027‡ (b)(d)	32,199	31,232
Evergreen Services Group II LLC (Cedar/Pine), First Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.55%, 6/11/2027‡ (b)(c)(d)	1,980,000	1,920,545
Evergreen Services Group II LLC (Cedar/Pine), Initial Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.55%, 6/11/2027‡ (b)(c)(d)	669,018	648,928
Teneo Holdings LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.16%, 7/11/2025 (c)	2,984,536	2,959,347
Vaco Holdings LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 0.75% Floor), 10.05%, 1/21/2029	2,984,887	2,943,845
Zenith American Holding, Inc. (Harbour Benefit Holding Inc. / HPH-TH Holdings, LLC), Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.00%, 1.00% Floor), 9.98%, 12/13/2024‡ (b)(c)(d)	896,972	896,972
		24,621,634
Restaurants - 0.6%
Dave & Buster’s, Inc., Term B Loan - First Lien
(SOFR 1 month + 5.00%, 0.50% Floor), 9.94%, 6/29/2029	1,990,000	1,993,035
Miller’s Ale House Inc., Term B Loan - First Lien
(SOFR 6 month + 4.75%), 9.87%, 5/30/2025	996,545	973,704
		2,966,739
Security & Alarm Services - 0.6%
SuperHero Fire Protection, LLC, Closing Date Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.25%, 1.00% Floor), 11.41%, 9/1/2026‡ (b)(c)(d)	1,130,609	1,119,342
SuperHero Fire Protection, LLC, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.25%, 1.00% Floor), 11.08%, 9/1/2026‡ (b)(c)(d)	344,348	340,917
SuperHero Fire Protection, LLC, Fourth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.55%, 9/1/2026‡ (b)(c)(d)	1,000,000	977,500
SuperHero Fire Protection, LLC, Revolving Loan - First Lien
(ICE LIBOR USD 3 month + 6.25%, 1.00% Floor), 11.21%, 9/1/2026‡ (b)(d)	27,180	26,909

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.35%, 9/1/2026‡ (b)(c)(d)	167,247	166,415
SuperHero Fire Protection, LLC, Third Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.69%, 9/1/2026‡ (b)(c)(d)	368,473	366,640
		2,997,723
Soft Drinks - 0.6%
Pegasus BidCo BV (Refresco), Initial Dollar Term Loan - First Lien
(SOFR 3 month + 4.25%, 0.50% Floor), 9.01%, 7/12/2029	2,992,500	2,956,336

Specialized Consumer Services - 1.5%
LaserAway, Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 5.75%, 0.75% Floor), 10.58%, 10/14/2027‡ (b)(c)(d)	2,666,250	2,666,250
OVG Business Services, LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 6.25%, 1.00% Floor), 11.10%, 11/20/2028‡ (b)(c)	4,741,110	4,622,582
		7,288,832
Specialized Finance - 4.0%
Apex Group Treasury Limited, USD Term Loan - First Lien
7/27/2028 (e)	2,992,405	2,930,058
Apex Group Treasury LLC, 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 5.00%), 9.66%, 7/27/2028 (e)	9,000,000	8,932,500
BCP Qualtek Merger Sub LLC (Qualtek), Amendment No. 3 Rollover Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.25%, 7/18/2025	2,023,819	1,236,219
BCP Qualtek Merger Sub LLC (Qualtek), Amendment No. 3 Term Loan - First Lien
(SOFR 3 month + 1.00%, 11.00% PIK), 17.00%, 3/16/2030‡ (b)(d)	1,598,328	1,550,379
BCP Qualtek Merger Sub LLC (Qualtek), Tranche B Term Loan - First Lien
(SOFR 3 month + 6.25%), 11.25%, 7/18/2025 (b)	2,891,489	1,766,223
ECL Entertainment, Term B Loan - First Lien
(SOFR 1 month + 7.50%, 0.75% Floor), 12.42%, 5/1/2028 (c)	1,393,921	1,396,542
iLending LLC, Term Loan - First Lien
(ICE LIBOR USD 1 month + 6.00%, 1.00% Floor), 10.84%, 6/21/2026‡ (b)(c)(d)	1,161,966	1,092,257
		18,904,178
Specialty Chemicals - 1.1%
Iris Holding, Inc. (Intertape Polymer Group Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 9.53%, 6/28/2028 (c)	2,992,500	2,583,844
RLG Holdings, LLC, 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 5.00%), 9.81%, 7/7/2028‡	2,677,752	2,584,031
		5,167,875
Specialty Stores - 0.2%
TravelCenters of America, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.05%, 12/14/2027 (b)(c)	977,500	960,394

Systems Software - 2.3%
Condor Merger Sub, Inc. (McAfee), Tranche B-1 Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.50% Floor), 8.52%, 3/1/2029	2,977,500	2,808,527
Idera Inc., 2021 Refinancing Loan - Second Lien
(ICE LIBOR USD 3 month + 6.75%), 11.51%, 3/2/2029‡	2,000,000	1,740,000
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 4.75%, 0.75% Floor), 9.58%, 7/27/2028 (c)	2,333,723	1,932,824
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan - Second Lien
(ICE LIBOR USD 3 month + 8.25%, 0.75% Floor), 13.08%, 7/27/2029 (c)	2,000,000	1,506,670
RSA Security LLC (Redstone), Initial Loan - Second Lien
(ICE LIBOR USD 3 month + 7.75%, 0.75% Floor), 12.56%, 4/27/2029	5,000,000	2,910,725
		10,898,746

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Technology Hardware, Storage & Peripherals - 0.8%
TouchTunes (TA TT Buyer), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 0.50% Floor), 9.58%, 4/2/2029	3,980,000	3,910,350

Textiles - 0.6%
International Textile Group Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 1 month + 5.00%), 9.85%, 5/1/2024	4,940,362	2,920,989

Tires & Rubber - 0.8%
Carlstar Group LLC, The, Initial Term Loan - First Lien
(SOFR 1 month + 6.50%, 0.75% Floor), 11.34%, 7/8/2027‡ (b)(c)(d)	3,939,394	3,939,394

Trading Companies & Distributors - 1.5%
Apex Service Partners, LLC, Ninth Amendment Incremental DDTL - First Lien
(ICE LIBOR USD 3 month + 5.25%, 1.00% Floor), 10.06%, 7/31/2025‡ (b)(c)(d)	788,652	788,652
Apex Service Partners, LLC, Ninth Amendment Incremental Term Loan - First Lien
(ICE LIBOR USD 6 month + 5.25%, 1.00% Floor), 10.46%, 7/31/2025‡ (b)(c)(d)	526,667	526,667
Apex Service Partners, LLC, Revolver - First Lien
(ICE LIBOR USD 3 month + 5.25%, 1.00% Floor), 10.26%, 7/31/2025‡ (b)(d)	22,059	22,059
Parts Town (PT Intermediate Holdings III LLC), 2022 Incremental Term Loan - First Lien
(SOFR 3 month + 5.98%, 1.00% Floor), 11.02%, 11/1/2028‡ (b)	1,485,000	1,436,737
Parts Town (PT Intermediate Holdings III LLC), Term B Loan - First Lien
(SOFR 3 month + 5.98%, 1.00% Floor), 11.02%, 11/1/2028‡ (b)	2,962,500	2,866,219
Parts Town (PT Intermediate Holdings III LLC), Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.39%, 11/1/2028‡ (b)	1,333,000	1,316,337
		6,956,671
Trucking - 3.1%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.58%, 5/3/2025‡ (b)(c)(d)	3,280,138	3,280,210
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.23%, 5/3/2025‡ (b)(c)(d)	620,655	620,657
Avis Budget Car Rental, LLC, Term Loan C - First Lien
(SOFR 1 month + 3.50%, 0.50% Floor), 8.41%, 3/16/2029	2,984,925	2,986,805
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan - Second Lien
(SOFR 3 month + 7.00%, 0.50% Floor), 12.00%, 1/28/2030‡	5,000,000	4,725,000
Uber Technologies, Inc., Term Loan B - First Lien
(SOFR 3 month + 2.75%), 7.72%, 3/28/2030	2,989,239	2,986,668
		14,599,340
Wireless Telecommunication Services - 0.2%
NWN Parent Holdings LLC, Term Loan - First Lien
(SOFR 3 month + 8.00%, 1.00% Floor), 12.87%, 5/7/2026‡ (b)(c)(d)	958,673	910,739

TOTAL SENIOR LOANS (Cost $539,268,042)		510,075,310

CORPORATE BONDS - 5.0%

Chemicals - 0.2%
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (f)	1,207,000	1,165,359

Containers & Packaging - 1.3%
LABL, Inc.
9.50%, 11/1/2028 (f)	500,000	504,375
Mauser Packaging Solutions Holding Co.
9.25%, 4/15/2027 (f)	6,000,000	5,543,940
		6,048,315
Entertainment - 0.4%
Allen Media LLC
10.50%, 2/15/2028 (f)	3,000,000	1,642,500

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Financial Services - 0.2%
Armor Holdco, Inc.
8.50%, 11/15/2029 (f)	1,000,000	812,621

Ground Transportation - 0.1%
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029 (f)	1,000,000	664,000

Hotels, Restaurants & Leisure - 0.4%
Royal Caribbean Cruises Ltd.
7.25%, 1/15/2030 (f)	2,077,000	2,089,981

Insurance - 0.0% (g)
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (f)	30,000	29,663

Media - 0.4%
Univision Communications, Inc.
7.38%, 6/30/2030 (f)	2,100,000	1,985,424

Passenger Airlines - 0.6%
American Airlines, Inc.
5.50%, 4/20/2026 (f)	2,000,000	1,968,224
American Airlines, Inc.
5.75%, 4/20/2029 (f)	1,000,000	959,236
		2,927,460
Real Estate Management & Development - 0.4%
WeWork Cos. LLC
5.00%, 7/10/2025 (f)	200,000	100,520
WeWork Cos., Inc.
7.88%, 5/1/2025 (f)	3,000,000	1,657,500
		1,758,020
Software - 1.0%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (f)	1,000,000	810,859
McAfee Corp.
7.38%, 2/15/2030 (f)	2,000,000	1,676,989
Rocket Software, Inc.
6.50%, 2/15/2029 (f)	3,000,000	2,362,775
		4,850,623
TOTAL CORPORATE BONDS (Cost $28,795,942)		23,973,966

Investments	Shares	Value ($)
COMMON STOCKS - 0.0% (g)

Electric Utilities - 0.0% (g)
Frontera Generation Holdings LLC*‡	62,500	938

Transportation Infrastructure - 0.0% (g)
Limetree Bay Cayman Ltd.*‡ (d)	1,430	14

TOTAL COMMON STOCKS (Cost $–)		952

SHORT-TERM INVESTMENTS - 6.3%

INVESTMENT COMPANIES - 6.3%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.77%, (h)
(Cost $30,027,579)	30,027,579	30,027,579

Total Investments - 118.3% (Cost $598,091,563)		564,077,807
Credit Facility – (18.5)% (Cost $88,000,000)		(88,000,000)
Other assets in excess of other liabilities - 0.2%		829,422
Net Assets - 100.0%		476,907,229

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are LIBOR (the rate that contributor banks in London charge each other for interbank deposits), SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market), and the prime rate offered by one or more major U.S. banks (“Prime”). SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. LIBOR, SOFR and Prime were utilized as benchmark lending rates for the senior loans at March 31, 2023. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.
(b)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be ’‘restricted securities’’ under the Securities Act.
(c)	The Credit Facility is secured by a lien on all or a portion of the security.
(d)	Security fair valued as of March 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2023 amounted to $190,121,170, which represents approximately 39.87% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

(e)	All or a portion of this position has not yet settled as of March 31, 2023. The Fund will not accrue interest on its Senior Loans until the settlement date at which point LIBOR, SOFR or Prime will be established.
(f)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at March 31, 2023 amounted to $23,973,966, which represents approximately 5.03% of net assets of the Fund.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of March 31, 2023.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay in Kind
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Advertising	2.4%
Aerospace & Defense	1.2
Agricultural & Farm Machinery	0.2
Air Freight & Logistics	1.3
Airlines	1.6
Alternative Carriers	0.8
Apparel, Accessories & Luxury Goods	1.3
Application Software	7.7
Asset Management & Custody Banks	2.0
Auto Parts & Equipment	0.9
Automotive Retail	2.1
Brewers	0.3
Broadcasting	0.7
Casinos & Gaming	1.3
Chemicals	0.2
Commercial Printing	0.9
Commodity Chemicals	0.9
Communications Equipment	1.0
Construction Machinery & Heavy Trucks	0.6
Construction Materials	1.0
Construction& Engineering	1.1
Consumer Finance	0.2
Containers & Packaging	1.3
Distributors	0.7
Diversified Capital Markets	0.3
Diversified Chemicals	0.6
Diversified Metals & Mining	0.1
Diversified Support Services	1.3
Education Services	0.3
Electric Utilities	0.0	*
Electronic Equipment & Instruments	1.1
Electronic Manufacturing Services	1.3
Entertainment	0.4
Environmental & Facilities Services	0.3
Financial Services	0.2
Ground Transportation	0.1
Health Care Facilities	0.6
Health Care Services	10.5
Health Care Supplies	1.1
Health Care Technology	2.4
Heavy Electrical Equipment	0.5
Hotels, Resorts & Cruise Lines	1.5
Hotels, Restaurants & Leisure	0.4
Household Products	0.4
Human Resource & Employment Services	0.6
Industrial Machinery	1.4
Insurance	0.0	*
Insurance Brokers	2.4
Integrated Telecommunication Services	0.6
Interactive Media & Services	1.1
Internet & Direct Marketing Retail	3.2
Internet Services & Infrastructure	1.1
Investment Banking & Brokerage	0.2
IT Consulting & Other Services	4.1
Leisure Facilities	0.7

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Leisure Products	0.7%
Life Sciences Tools & Services	1.9
Managed Health Care	0.5
Marine Ports & Services	0.7
Media	0.4
Metal & Glass Containers	1.4
Movies & Entertainment	1.4
Multi-Sector Holdings	0.9
Office Services & Supplies	0.6
Packaged Foods & Meats	1.1
Paper Packaging	0.9
Paper Products	1.0
Passenger Airlines	0.6
Personal Products	1.1
Pharmaceuticals	1.9
Real Estate Management & Development	0.4
Real Estate Services	1.9
Research & Consulting Services	5.2
Restaurants	0.6
Security & Alarm Services	0.6
Soft Drinks	0.6
Software	1.0
Specialized Consumer Services	1.5
Specialized Finance	4.0
Specialty Chemicals	1.1
Specialty Stores	0.2
Systems Software	2.3
Technology Hardware, Storage & Peripherals	0.8
Textiles	0.6
Tires & Rubber	0.8
Trading Companies & Distributors	1.5
Transportation Infrastructure	0.0 *
Trucking	3.1
Wireless Telecommunication Services	0.2
Short-Term Investments	6.3
Total Investments	118.3%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Credit Opportunities Fund

Notes to Consolidated Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle Credit Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally does not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as “junk” bonds).

The Fund currently offers three classes of Common Shares: Class A Shares, Class A-2 Shares and Class I Shares. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company, is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

First Eagle Alternative Credit, LLC (the “Subadviser”), in its capacity as the alternative credit group of the Adviser, serves as the Fund’s investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly syndicated investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the “SPV”), established on January 11, 2021, is a wholly-owned Delaware limited liability company, which functions as the Fund’s special purpose, bankruptcy-remote, financing subsidiary. The consolidated schedule of investments include the accounts of the Fund and the SPV. All intercompany transactions and balances have been eliminated. As of March 31, 2023, the SPV has $114,196,206 in net assets, representing 23.95% of the Fund’s net assets.

b)	Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

The Fund’s securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market “Club” Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Investments, including Direct Loans, which are in their early stages of a private investment are generally fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as “First Eagle Management”) for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash ﬂows, which are then discounted to calculate the fair values. First Eagle Management’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of the investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund’s debt investments, excluding asset-backed loans, is the weighted average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund’s investments in asset-backed loans is the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund’s equity investments, investments in warrants, and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market approach.

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund are determined in good faith by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees (the “Board”). The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Fund’s Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2023:

First Eagle Credit Opportunities Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets
Common Stocks†	$–	$–	$952	$952
Corporate Bonds†	–	23,973,966	–	23,973,966
Senior Loans
Advertising	–	11,588,898	–	11,588,898
Aerospace & Defense	–	1,724,278	3,966,307	5,690,585
Agricultural & Farm Machinery	–	–	1,067,952	1,067,952
Air Freight & Logistics	–	–	6,027,507	6,027,507
Airlines	–	7,685,652	–	7,685,652
Alternative Carriers	–	3,969,975	–	3,969,975
Apparel, Accessories & Luxury Goods	–	6,076,652	–	6,076,652
Application Software	–	19,965,078	16,829,766	36,794,844
Asset Management & Custody Banks	–	–	9,329,149	9,329,149
Auto Parts & Equipment	–	2,857,813	1,415,840	4,273,653
Automotive Retail	–	–	9,775,000	9,775,000
Brewers	–	1,216,723	–	1,216,723
Broadcasting	–	3,145,578	–	3,145,578
Casinos & Gaming	–	5,023,149	957,339	5,980,488
Commercial Printing	–	4,340,650	–	4,340,650
Commodity Chemicals	–	–	4,467,393	4,467,393
Communications Equipment	–	4,794,669	–	4,794,669
Construction Machinery & Heavy Trucks	–	2,995,782	–	2,995,782
Construction Materials	–	4,769,224	–	4,769,224
Construction & Engineering	–	3,817,800	1,367,215	5,185,015
Consumer Finance	–	–	899,568	899,568
Distributors	–	3,460,048	–	3,460,048
Diversified Capital Markets	–	–	1,568,949	1,568,949
Diversified Chemicals	–	–	2,910,000	2,910,000
Diversified Metals & Mining	–	516,622	–	516,622
Diversified Support Services	–	–	6,254,609	6,254,609
Education Services	–	–	1,625,127	1,625,127
Electronic Equipment & Instruments	–	5,173,738	–	5,173,738
Electronic Manufacturing Services	–	2,591,250	3,500,274	6,091,524
Environmental & Facilities Services	–	–	1,387,020	1,387,020
Health Care Facilities	–	–	3,032,271	3,032,271
Health Care Services	–	11,871,481	38,329,881	50,201,362
Health Care Supplies	–	5,166,039	–	5,166,039
Health Care Technology	–	6,477,012	4,821,268	11,298,280
Heavy Electrical Equipment	–	2,356,317	–	2,356,317
Hotels, Resorts & Cruise Lines	–	4,630,882	2,607,264	7,238,146
Household Products	–	–	1,846,749	1,846,749
Human Resource & Employment Services	–	–	2,676,341	2,676,341
Industrial Machinery	–	5,985,726	462,500	6,448,226
Insurance Brokers	–	2,975,946	8,365,350	11,341,296
Integrated Telecommunication Services	–	2,849,940	–	2,849,940
Interactive Media & Services	–	–	5,183,412	5,183,412
Internet & Direct Marketing Retail	–	3,903,502	11,240,302	15,143,804
Internet Services & Infrastructure	–	2,994,535	2,258,514	5,253,049
Investment Banking & Brokerage	–	986,880	–	986,880
IT Consulting & Other Services	–	8,527,034	11,140,740	19,667,774
Leisure Facilities	–	–	3,232,060	3,232,060
Leisure Products	–	3,443,370	–	3,443,370
Life Sciences Tools & Services	–	–	9,197,169	9,197,169
Managed Health Care	–	–	2,564,907	2,564,907
Marine Ports & Services	–	3,377,955	–	3,377,955
Metal & Glass Containers	–	6,833,324	–	6,833,324
Movies & Entertainment	–	6,852,664	–	6,852,664
Multi-Sector Holdings	–	4,372,381	–	4,372,381
Office Services & Supplies	–	2,981,156	–	2,981,156
Packaged Foods & Meats	–	5,397,409	–	5,397,409
Paper Packaging	–	–	4,432,717	4,432,717
Paper Products	–	–	4,850,906	4,850,906
Personal Products	–	–	5,000,000	5,000,000
Pharmaceuticals	–	5,576,704	3,269,188	8,845,892
Real Estate Services	–	2,199,730	6,741,250	8,940,980

Description	Level 1	Level 2	Level 3‡	Total
Research & Consulting Services	–	5,903,192	18,718,442	24,621,634
Restaurants	–	2,966,739	–	2,966,739
Security & Alarm Services	–	–	2,997,723	2,997,723
Soft Drinks	–	2,956,336	–	2,956,336
Specialized Consumer Services	–	–	7,288,832	7,288,832
Specialized Finance	–	16,261,542	2,642,636	18,904,178
Specialty Chemicals	–	2,583,844	2,584,031	5,167,875
Specialty Stores	–	960,394	–	960,394
Systems Software	–	9,158,746	1,740,000	10,898,746
Technology Hardware, Storage & Peripherals	–	3,910,350	–	3,910,350
Textiles	–	2,920,989	–	2,920,989
Tires & Rubber	–	–	3,939,394	3,939,394
Trading Companies & Distributors	–	–	6,956,671	6,956,671
Trucking	–	5,973,473	8,625,867	14,599,340
Wireless Telecommunication Services	–	–	910,739	910,739
Total Senior Loans	–	249,069,171	261,006,139	510,075,310
Short-Term Investments
Investment Companies	30,027,579	–	–	30,027,579
Total Assets	$30,027,579	$273,043,137	$261,007,091	$564,077,807
Total Liabilities:
Unfunded Commitments*	–	–	$(118,398)	$(118,398)
Total	$30,027,579	$273,043,137	$260,888,693	$563,959,409

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Unfunded commitments are presented at net unrealized appreciation (depreciation)
‡	Value determined using significant unobservable inputs.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Senior Loans	Unfunded Commitments*	Total
Beginning Balance —market value	$952	$286,193,831	$(10,423)	$286,184,360
Purchases(1)	—	78,847,755	—	78,847,755
Sales (2)	—	(66,691,837)	—	(66,691,837)
Transfer In — Level 3	—	5,277,987	—	5,277,987
Transfer Out — Level 3	—	(43,309,151)	—	(43,309,151)
Accrued discounts/ (premiums)	—	198,734	—	198,734
Realized Gains (Losses)	—	132,831	—	132,831
Change in Unrealized Appreciation (Depreciation)	—	355,989	(107,975)	248,014
Ending Balance — market value	$952	$261,006,139	$(118,398)	$260,888,693
Change in unrealized gains or (losses) relating to assets still held at reporting date	—	$90,759	$(109,036)	$(18,277)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
*	Unfunded commitments are presented at net unrealized appreciation (depreciation)

Investments were transferred into Level 3 during the period ended March 31, 2023 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended March 31, 2023 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The following is a summary of the Fund’s valuation techniques and significant amounts of unobservable inputs used in the Fund’s Level 3 securities as of March 31, 2023:

Investment Type	Fair Value as of March 31, 2023	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs (a)
Common Stocks	14	Market Comparable Companies	EBITDA Multiple	10.75x - 10.75X (10.75X)	Increase
	938	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
Common Stocks total	952

Senior Loans	153,314,622	Discounted Cash Flow (Income Approach)	Comparable Yield	9.53% - 16.66% (11.49%)	Decrease
	22,571,158	Liquidation	Collateral Value	$40.20 - $2,430.8 ($667.3)*	Increase
	14,235,378	Purchase Price	N/A	$97.00 - $97.75 ($97.51)	Increase
	70,884,981	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
Senior Loans total	261,006,139
Total Investments	261,007,091

Unfunded Commitment**	139,527	Discounted Cash Flow (Income Approach)	Comparable Yield	9.53% - 16.66% (11.16%)	Decrease
	(20,976)	Liquidation	Collateral Value	$240.40 - $240.4 ($240.4)*	Increase
	-	Purchase Price	N/A	$97.00 - $97.00 ($97.00)	Increase
	(153)	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
Unfunded Commitment total	118,398

Note:

*	Collateral values are presented in $ millions
**	Unfunded commitments are presented at net unrealized appreciation (depreciation).
(a)	This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result insignificantly higher or lower gain value determination

c)	New Accounting Pronouncements — In March 2020, the FASB issued Accounting Standard Update (“ASU”) 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU 2022-06, “Reference Rate Reform (Topic 949)” which extends the effective period of ASU 2020-04 through December 31, 2024. At this time, management is evaluating implications of these changes on the financial statements.

In March 2022, the FASB issued ASU 2022-02, “Financial Instruments Credit Losses (Topic 326)”, which is intended to address issues identified during the post implementation review of ASU 2016-3, “Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendment, among other things, eliminates the accounting guidance for troubled debt restructurings by creditors in Subtopic 310-40, “Receivables Troubled Debt Restructurings by Creditors”, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. The new guidance is effective for interim and annual periods beginning after December 15, 2022. There is no material impact to the consolidated financial statements and related disclosures.

In June 2022, FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this new standard.

Note 3 — Securities and Other Investments

The Fund’s portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments. When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point LIBOR, SOFR or Prime will be established.

Middle Market “Club” Loans — Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle-market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, or below “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Rule 18f-4 under the 1940 Act, permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits closed-end funds, including the Fund, from issuing or selling any “senior security,” unless the Fund can satisfy a requirement for 300% “asset coverage”.

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f- 4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund is relying on the Limited Derivatives User Exception.

Note 4 — Unfunded Commitment/Delayed Draw Loan Commitment

As of March 31, 2023, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

			Net Unrealized
			Appreciaton
Loan	Principal Amount	Value	(Depreciation)
A&A Global Imports, LLC, Revolving Loan - First Lien	$9,368	$8,338	$(843)
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien	342,857	339,413	(3,444)
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien	735,294	727,908	(33)
Alpine SG, LLC (ASG), Revolving Credit Loan - First Lien	105,232	103,132	(521)
Alpine X, 2nd Amendment Revovler - First Lien	42,857	42,428	749
Alpine X, Revolving Loan - First Lien	91,314	90,401	913
Anne Arundel Dermatology Management, LLC, DDTL C (First Lien) - First Lien	103,098	100,779	(1,482)
Apex Analytix, Inc. (Montana Buyer, Inc.), First Lien Revolver - First Lien	304,348	296,741	(1,520)
Apex Service Partners, LLC, Revolver - First Lien	22,059	22,059	379
AppHub LLC, Delayed Draw Tem Loan - First Lien	767,201	753,773	(9,592)
AppHub LLC, Revolving Credit Loan - First Lien	103,013	101,210	(258)
Archer Systems, LLC, Revolving Loan - First Lien	666,667	660,030	1,697
Automated Control Concepts, Inc., Revolving Credit Loan - First Lien	416,667	399,999	(10,418)
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien	1,141,066	1,123,930	(8,578)
Bandon Fitness Texas, Inc., Revolving Loan - First Lien	96,572	95,122	(2)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien	1,228,413	1,210,039	(12,232)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	662,501	652,592	28
BCP Qualtek Merger Sub LLC (Qualtek), Amendment No. 3 Term Loan (First Lien) - First Lien	581,210	563,774	-
Boston Clincial Trials LLC (Alcanza Clinical Research), Delayed Draw Tem Loan - First Lien	375,000	365,627	(7,498)
Boston Clincial Trials LLC (Alcanza Clinical Research), Revolving Credit Loan - First Lien	187,500	182,814	(1,874)
Carlstar Group LLC, The, Revolving Credit Loan - First Lien	1,010,101	1,010,101	20,976
CC Amulet Management, LLC (Children’s Choice), Delayed Draw Term Loan - First Lien	307,436	300,526	(5,372)
CC Amulet Management, LLC (Children’s Choice), Revolving Loan - First Lien	6,338	6,195	(48)
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan - First Lien	46,280	45,469	(405)
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan - First Lien	1,000,000	985,050	5,050
Community Based Care Acquisition, Inc., Revolving Credit Loan - First Lien	256,098	251,610	634
ConvenientMD (CMD Intermediate Holdings, Inc.), Delayed Draw Term Loan - First Lien	218,750	213,281	(4,375)
ConvenientMD (CMD Intermediate Holdings, Inc.), Revolving Loan - First Lien	50,000	48,750	(500)
Danforth Buyer, Inc., Revolving Credit Loan - First Lien	208,333	205,737	529
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien	472,222	467,499	(3,543)
Endo1 Partners, Seventh Amendment DDTL - First Lien	57,143	56,288	2,574
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Delayed Draw Term Loan - First Lien	872,404	824,421	3,488
Evergreen Services Group II LLC (Cedar/Pine), Revolving Credit Loan - First Lien	26,738	25,935	(402)
iLending LLC, Revolving Loan - First Lien	35,036	32,934	(1,576)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien	634,337	627,994	(6,343)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	487,952	483,072	4,879
Lighthouse Behavioral Health Solutions, Delayed Draw Term Loan - First Lien	1,206,107	1,194,052	6,037
Lighthouse Lab Services (LMSI Buyer, LLC), Revolving Credit Loan - First Lien	502,092	471,951	(24,283)
Newcleus, LLC, Delayed Draw Term Loan - First Lien	106,780	99,306	(6,673)
Newcleus, LLC, Revolving Loan - First Lien	34,803	32,367	(1,914)
Oak Point Partners, LLC, Revolving Loan - First Lien	292,659	289,745	1,476
Orion Group Holdco, LLC, First Amendment Incremental Delayed Draw Term Loan - First Lien	212,393	208,136	(2,133)
Parts Town (PT Intermediate Holdings III LLC), Delayed Draw Term Loan - First Lien	667,000	658,663	(3,335)
Point Quest Acquisition LLC, Revolving Credit Loan - First Lien	333,333	333,345	5,012
Reich & Tang Deposits Network, Delayed Draw Term Loan - First Lien	860,691	860,691	12,910
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien	621,891	609,441	(110)
Sapio Sciences, LLC (Jarvis Bidco), Delayed Draw Term Loan - First Lien	437,500	430,919	(19)
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan - First Lien	312,500	307,799	(14)
Sequoia Consulting Group, LLC, Revolving Loan - First Lien	695,151	679,527	(4,409)
Socius Insurance Services, Inc., Delayed Draw Term Loan - First Lien	767,544	759,868	-
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	4,797	4,749	24
Technology Partners, LLC (Imagine Software), Delayed Draw Term Loan - First Lien	518,618	508,245	(5,187)
Technology Partners, LLC (Imagine Software), Revolving Credit Loan - First Lien	373,405	365,936	(1)
TMA Buyer, LLC, Delayed Draw Term Loan - First Lien	468,117	435,371	(30,405)
TMA Buyer, LLC, Revolving Credit Loan - First Lien	153,986	143,214	(8,461)
Tricor, LLC, Delayed Draw Term Loan - First Lien	599,571	583,082	(11,992)
Tricor, LLC, Revolving Loan - First Lien	173,077	168,317	(2,164)
TriStrux, LLC, Delayed Draw Term Loan - First Lien	160,874	157,258	(2,410)
TriStrux, LLC, Revolving Loan - First Lien	185,005	180,846	(1,384)
VCR Buyer, Inc. (Velocity Clinical Research), Revolver - First Lien	124,263	121,467	-
			$(118,398)

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.